Notes Receivable from Stockholder - Additional Information (Detail) shares in Thousands		1 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($) d	Nov. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2014 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2013 USD ($)	Mar. 18, 2011 USD ($)
Related Party Transaction [Line Items]
Cash and cash equivalents			$ 31,306,000	$ 24,642,000	$ 98,415,000	$ 20,374,000	$ 24,779,000	$ 8,958,000
Common shares outstanding | shares			32,674		58,711		32,258
Repayment of loans to stockholders			$ 2,237,000	$ 146,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Loan maximum limit									$ 4,200,000
Loan monthly limit									$ 100,000
Note receivable and accrued interest from officer							$ 2,300,000
Common shares outstanding | shares							9,800
Repayment of loans to stockholders		$ 2,300,000
Chief Executive Officer [Member] | Notes Receivables from Stockholders [Member]
Related Party Transaction [Line Items]
Number of consecutive days threshold for unrestricted cash and cash equivalent to be less than $15 million and not trigger early repayment of debt | d	30
Chief Executive Officer [Member] | Notes Receivables from Stockholders [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents	$ 15,000,000